RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Product sales to Hongen Kindergartens	1,224	1,291	991	136
Product sales to Perfect World Group	—	97	5	1
Rental and property management services from Perfect World Group(1)	26,818	24,666	22,663	3,105
Research and development outsourcing, administrative, IP licensing and other services from Perfect World Group	3,668	5,136	2,232	306
Research and development outsourcing and other services from Hongen Education	166	576	412	56
Research and development outsourcing services from Equity Investee	20	52	—	—
Purchase of products from Equity Investee	357	—	—	—
Assets acquired from Perfect World Group(2)	—	—	64,046	8,774

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Amounts due from related parties, current:
Perfect World Group(3)	1,626	1,751	240
Hongen Education	184	300	41
	1,810	2,051	281
Amounts due to related parties, current:
Perfect World Group(1)	4,249	1,666	229
Hongen Education	179	68	9
	4,428	1,734	238
(1)	In January 2021, the Group entered into a lease arrangement with no renewal options with Perfect World Group to lease offices in Beijing. The Group accounted for the lease arrangement as operating leases in accordance with ASC 842 and measured ROU assets and operating lease liabilities arising from the lease accordingly. Since July 2023, upon termination of the original lease, the Group started to lease offices from Perfect World Group via lease agreements with terms of less than 12 months and with no renewal options due to uncertainties in the lease market, which were accounted for as short-term leases.

Lease payments due at December 31, 2023 and 2024 pursuant to the lease contracts were recognized as amounts due to related parties as of December 31, 2023 and 2024, respectively. Accompanying the lease arrangement, Perfect World Group also provided the Group with property management services.

(2)	In February 2024, the Group acquired certain intellectual property assets related to “Cosmicrew” from Kunpeng, an animation production studio within Perfect World Group, including copyrights and trademarks, among others, for a total consideration of RMB64.0 million (US$8.8 million), which was fully paid in 2024. The consideration of the transaction was determined with the assistance of an independent third-party valuation firm, and the transaction has been approved by the board of directors and the audit committee of the board of directors.

Since the Group and Perfect World Group are under common control of Mr. Michael Yufeng Chi, the transaction was considered an asset transfer under common control. The assets acquired were initially measured at their carrying values in the accounts of transferring entity, and the difference between consideration paid and initial measured amounts of transferred assets was recognized as a reduction in additional paid-in capital in accordance with ASC 805-50.

(3)	Amounts due from Perfect World Group primarily consist of rental deposits paid to Perfect World Group and its affiliates.